Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 07, 2012
Document And Entity Information
Entity Registrant Name	Pharmagen, Inc.
Entity Central Index Key	0001470915
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		373,549,531
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Cash	$ 44,593	$ 38,658
Accounts receivable	445,281	211,549
Inventory	33,625	12,144
Prepaid expenses and other current assets	228,081	12,568
Total Current Assets	751,580	274,919
Property and equipment, net of accumulated depreciation of $52,189 and $27,237	93,921	29,683
Total Assets	845,501	304,602
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilities	541,609	97,606
Line of credit	257,404	200,000
Due to related parties	223,215	376,745
Total Current Liabilities	1,022,228	674,351
Convertible debt, net	429,590
Embedded conversion derivative liabilities	1,520,394
Total liabilities	2,972,212	674,351
Stockholders' Deficit
Preferred stock; Series A $0.001 par value; 25,000,000 shares authorized; 3,000,000 shares issued and outstanding	3,000	3,000
Common stock $0.001 par value; 550,000,000 shares authorized; 370,500,750 and 200,000,000 shares issued and outstanding	370,501	200,000
Additional paid in capital	(268,750)	(196,134)
Accumulated deficit	(2,231,462)	(376,615)
Total Stockholders' Deficit	(2,126,711)	(369,749)
Total Liabilities and Stockholders' Deficit	$ 845,501	$ 304,602

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current Assets
Net of accumulated depreciation	$ 52,189	$ 27,237
Stockholders' Deficit
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	25,000,000	25,000,000
Preferred Stock, shares issued	3,000,000	3,000,000
Preferred Stock, shares outstanding	3,000,000	3,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	550,000,000	550,000,000
Common Stock, shares issued	370,500,750	200,000,000
Common Stock, shares outstanding	370,500,750	200,000,000

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Revenues	$ 1,780,716	$ 188,692	$ 3,057,537	$ 182,920
Revenues, Related Party		39,639	188,710	117,010
Cost of Sales	(1,531,824)	(159,383)	(2,174,795)	(209,830)
Gross Profit	248,892	68,948	1,071,452	90,100
Operating Expenses
General and administrative	361,052	92,234	1,126,837	194,258
Salaries and commissions	265,960	58,454	679,022	77,320
Professional fees	195,885	76,832	529,381	112,521
Total Operating Expenses	822,897	227,520	2,335,240	384,099
Operating Loss	(574,005)	(158,572)	(1,263,788)	(293,999)
Other Expenses
Derivative gains	(377,685)		(328,267)
Interest expense	(85,754)	(538)	(262,792)	(4,302)
Total Other Expenses	(463,439)	(538)	(591,059)	(4,302)
Net Loss	$ (1,037,444)	$ (159,110)	$ (1,854,847)	$ (298,301)
Basic and diluted loss per share	$ 0	$ 0	$ (0.01)	$ 0
Weighted average common shares outstanding -basic and diluted	370,500,750	200,000,000	347,318,148	200,000,000

CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 3,000	$ 200,000	$ (196,134)	$ (376,615)	$ (369,749)
Beginning Balance, Shares at Dec. 31, 2011	3,000,000	200,000,000
Effect of reverse merger, Amount		220,501	(220,501)
Effect of reverse merger, Shares		220,500,750
Cancellation of shares, Amount		(50,000)	50,000
Cancellation of shares, Shares		(50,000,000)
Imputed interest expense on advances from related party			7,303		5,108
Forgiveness of shareholder debt			90,582		90,582
Net loss				(1,854,847)	(1,854,847)
Ending Balance, Amount at Sep. 30, 2012	$ 3,000	$ 370,501	$ (268,750)	$ (2,231,462)	$ (2,126,711)
Ending Balance, Shares at Sep. 30, 2012	3,000,000	370,500,750

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating Activities
Net loss	$ (1,854,847)	$ (171,163)
Imputed interest on advances from related party	7,303
Accretion of debt discount	171,717
Change in fair value of embedded conversion derivative liabilities	328,267
Depreciation	24,952	16,651
Changes in operating assets and liabilities:
Accounts receivable	(233,732)	(75,619)
Inventory	(21,481)	43,622
Prepaid expenses and other current assets	(215,513)	(2,562)
Accounts payable and accrued liabilities	444,003	176,554
Due to related parties	(62,948)	74,505
Net Cash (Used in) Provided by Operating Activities	(1,412,279)	61,989
Investing Activities
Purchase of property and equipment	(89,190)	(55,627)
Net Cash Used in Investing Activities	(89,190)	(55,627)
Financing Activities
Net proceeds from convertible debt	1,450,000
Net proceeds from lines of credit	57,404	19,351
Net Cash Provided by Financing Activities	1,507,404	19,351
Net Increase in Cash	5,935	25,713
Cash at Beginning of Period	38,658	6,812
Cash at End of Period	44,593	32,525
Supplemental Cash Flow Information:
Interest paid	17,306	4,302
Income taxes paid
Non-Cash Financing Transactions:
Allocation of convertible debt to embedded conversion derivative liabilities	1,192,127
Forgiveness of note payable - related party	90,582
Cancellation of shares	50,000
Effects of reverse merger	$ 220,501

ORGANIZATION, DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
NOTE 1 - ORGANIZATION, DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Organization and Description of Business

Sunpeaks Ventures, Inc. (“Sunpeaks” or the “Company”) was incorporated in the State of Nevada on June 25, 2009. On February 13, 2012, pursuant to a Share Exchange Agreement (“Exchange Agreement”), Sunpeaks, acquired 100% ownership interest in Healthcare Distribution Specialists LLC (“HDS”), a Delaware limited liability company, in exchange for the issuance of 200,000,000 newly-issued restricted shares of Sunpeaks’ common stock and 3,000,000 newly-issued restricted shares of Sunpeaks’ Class A Preferred Stock (the “Exchange Shares”), to the former owner of HDS, resulting in HDS becoming a wholly-owned subsidiary of the Company. Additionally, pursuant to the Exchange Agreement, 200,000,000 shares of Sunpeaks’ common stock held by Sunpeaks’ former controlling owner were cancelled. As a result of the acquisition, the former owners of HDS hold majority ownership of the Company.

For financial accounting purposes, the acquisition of HDS by Sunpeaks (referred to as the “Merger”) was a reverse acquisition of Sunpeaks by HDS and was treated as a recapitalization. Accordingly, the financial statements have been prepared to give retroactive effect of the reverse acquisition completed on February 13, 2012, and represent the operations of HDS prior to the Merger.

As of the time of the Merger, Sunpeaks held minimal assets and was considered a non-operating public shell, in the development stage. Following the Merger, the Company is no longer considered development stage and operates through one operating segment which distributes hard-to-find and specialty drugs to the healthcare provider market throughout the United States, while functioning as an aggregator of real-time market demand for these products. The Company also owns and sells a specialized over-the-counter multivitamin product called Clotamin. Clotamin is specifically designed for use by patients on Warfarin, a blood thinner that has a known interaction with the vitamin K present in standard over-the-counter multivitamins.

Prior to the Merger, on August 1, 2011, pursuant to an Amended and Restated Asset Acquisition Agreement (the “Agreement”) between HDS and Global Nutritional Research, LLC (“GNR”), HDS acquired certain assets of GNR in exchange for assumption of debt and financial obligations of GNR (the “Acquisition”). Prior to the acquisition, HDS and GNR were considered entities under common control and common ownership, as control and ownership of each entity resided with HDS’s President and an immediate family member. As entities under common control, in accordance with accounting principles generally accepted in the United States (“GAAP”), the acquired assets and liabilities of GNR were recognized in the accompanying financial statements at their carrying amounts and the acquisition is reflected in the accompanying financial statements for the year ended December 31, 2011 as if it occurred as of January 1, 2011.

LIQUIDITY	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 2 - LIQUIDITY

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with GAAP, which contemplates continuation of the Company as a going concern. The Company has a history of incurring net losses and at September 30, 2012 has an accumulated net loss totaling $2,231,462. At September 30, 2012, the Company held cash of $44,593.  These conditions give rise to substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include adjustments relating to the recoverability and classification of reported asset amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company expects to finance its operations primarily through its existing cash and future financings. However, there exists substantial doubt about the Company’s ability to continue as a going concern because it will be required to obtain additional capital in the future to continue its operations and there is no assurance that the Company will be able to obtain such capital, through equity or debt financings, or any combination thereof, whether on satisfactory terms or at all. Additionally, no assurance can be given that any such financing, if obtained, will be adequate to meet the Company’s ultimate capital needs and to support its growth. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, the Company’s operations would be materially negatively impacted. The Company’s ability to complete additional offerings is dependent on the state of the debt and equity markets at the time of any proposed offering, and such market’s reception of the Company and the offering terms. In addition, the Company’s ability to complete an offering may be dependent on the status of the Company’s business activities, which cannot be predicted.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with GAAP for interim financial information, and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”) As permitted under those rules, certain footnotes or other information that are normally required by GAAP can be condensed or omitted.

The condensed consolidated financial statements as of and for the three and nine months ended September 30, 2012 and 2011 are unaudited. In the opinion of management, these financial statements include all adjustments, which, unless otherwise disclosed, are of a normal recurring nature, necessary for a fair presentation of the financial position, results of operations and cash flows for the periods presented. The accompanying unaudited condensed consolidated financial statements were prepared consistent with and should be read in conjunction with the financial statements of HDS for the years ended December 31, 2011 and 2010, and notes thereto included as an exhibit in our Form 8-K/A as filed with the Securities and Exchange Commission (“SEC”) on July 27, 2012.

The results for interim periods are not necessarily indicative of results for the entire year. The balance sheet at December 31, 2011 has been derived from audited financial statements; however, the notes to the financial statements do not include all of the information and notes required by GAAP for complete financial statements.

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary HDS. As discussed above, for accounting purposes the acquisition of HDS by Sunpeaks was considered a reverse acquisition of Sunpeaks by HDS and was treated as a recapitalization. Accordingly, the financial statements have been prepared to give retroactive effect of the reverse acquisition completed on February 13, 2012, and represent the operations of HDS prior to the Merger. All material intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Revenue Recognition

The Company’ revenue consists of revenue from sales of pharmaceutical products. Revenue is recognized at the time when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service has been provided, and collectability is assured.

Sales of Product: The Company earns product revenue from selling pharmaceutical products at the time of delivery, which is the time at which title to the product is transferred.

Sourcing and Distribution of Products, as an agent: In accordance with ASC Section 605-45-45, revenue is recognized from agent distribution sales for the net amount retained when all criteria for revenue recognition have been met. Determining whether an entity functions as an agent or a principal is a matter of judgment. The Company considers multiple indicators in the determination of whether it acts as an agent in sales transactions.

The Company acts as an agent for sales of products on behalf of Healthrite Pharmaceuticals (“Healthrite”), a company wholly owned and controlled by the President, sole owner and Director of the Company. Healthrite is a pharmacy and is therefore prohibited from distributing pharmaceuticals across state lines. During the nine month periods ended September 30, 2012 and 2011, the Company recognized net revenue from sales to Healthrite of $80,758 and $117,010, respectively, based on gross sales of $188,710 and $1,128,588, respectively. During April 2012, the Company’s sales arrangement with Healthrite ceased. See NOTE 9 for additional discussion.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with a maturity of three months or less at the time of issuance to be cash equivalents. These investments are carried at cost which approximates fair value. At September 30, 2012 and December 31, 2011, there were no cash equivalents.

Accounts Receivable

The Company’s accounts receivable are composed of trade receivables from customers for sales of products. Trade receivables include accounts receivable for sales of product and sourcing and distribution of product for which the Company acts as an agent, which are based on gross sales to customers.

Accounts receivable are stated at their principal balances and are non-interest bearing and unsecured. The Company maintains an allowance for doubtful accounts for the estimated probable losses on uncollectible accounts receivable.

Uncollectible accounts receivable are written off when a settlement is reached for an amount less than the outstanding historical balance or when we determine that it is highly unlikely the balance will be collected. At September 30, 2012 and December 31, 2011, the Company’s allowance for doubtful accounts was $0.

Inventory

Inventory is comprised of Clotamin and pharmaceuticals and is recorded at lower of cost or market on a first-in, first-out (“FIFO”) method. The Company establishes inventory reserves for estimated obsolete or unmarketable inventory equal to the differences between the cost of inventory and the estimated realizable value based upon assumptions about future and market conditions. If obsolete or unmarketable inventory are identified and there are no alternate uses for the inventory, the Company will record a write-down to net realizable value in the period that the impairment is first recognized. At September 30, 2012 and December 31, 2011, the allowance for obsolete or unmarketable inventory was $0, and during the nine month periods ended September 30, 2012 and 2011, the Company recognized no inventory impairments.

Property and Equipment

Property and equipment are stated at cost at date of acquisition. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets. Upon retirement or disposal of assets, the asset and accumulated depreciation accounts are adjusted accordingly, and any gain or loss is reflected in earnings or loss of the respective period. Maintenance costs and repairs are expensed as incurred; significant renewals and betterments are capitalized.

Amortization of leasehold improvements is included in depreciation expense. The Company records operating lease expense on a straight-line basis. The Company amortizes leasehold improvements, including amounts funded by landlord incentives or allowances, for which the related deferred rent is amortized as a reduction of lease expense, over the shorter of their economic lives or the lease term.

The estimated useful life of each asset is as follows:

Estimated Useful Lives

Furniture and equipment	3-7 years
Leasehold improvements	1 year

Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset, or related groups of assets, may not be fully recoverable from estimated future cash flows. Factors that might indicate a potential impairment may include, but are not limited to, significant decreases in the market value of the long-lived asset, a significant change in the long-lived asset’s physical condition, a change in industry conditions or a reduction in cash flows associated with the use of the long-lived asset.

If these or other factors indicate the carrying amount of the asset may not be recoverable, we determine whether an impairment has occurred through analysis of undiscounted cash flow of the asset at the lowest level that has an identifiable cash flow. If an impairment has occurred, we recognize a loss for the difference between the carrying amount and the fair value of the asset. We measure the fair value of the asset using market prices or, in the absence of market prices, based on an estimate of discounted cash flows. Cash flows are generally discounted using an interest rate commensurate with a weighted average cost of capital for a similar asset. No impairments were identified as of September 30, 2012 and December 31, 2011 or during the nine month periods ended September 30, 2012 and 2011.

Debt Discount

Costs incurred with parties who are providing long-term financing, which include the fair value of an embedded derivative conversion feature are reflected as a debt discount and are amortized over the life of the related debt. The Company recorded debt discounts attributable to the embedded conversion derivative liabilities related to the convertible debt debentures issued during the nine months ended September 30, 2012.

Financial Instruments and Fair Value Measures

The Company’s financial instruments consist principally of cash, accounts receivable, accounts payable and accrued liabilities, line of credit, convertible debt and amounts due to related parties. We believe the recorded values of our financial instruments approximate their fair values because of their nature and respective maturity dates or durations.

The Company measures fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy categorizes assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement. The three levels are as follows:

Level 1 – Observable inputs such as quoted prices in active markets at the measurement date for identical, unrestricted assets or liabilities.

Level 2 – Other inputs that are observable, directly or indirectly, such as quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 – Unobservable inputs for which there is little or no market data and which we make our own assumptions about how market participants would price the assets and liabilities.

Derivative instruments are recognized as either assets or liabilities and are measured at fair value using the Black Scholes model. The changes in the fair value of derivatives are recognized in earnings.

Shipping and Handling Costs

Shipping and handling costs incurred for inventory purchases and product shipments are included in general and administrative expenses for all periods presented.

Advertising Expenses

Advertising costs are expensed as incurred and are included in general and administrative expenses for all periods presented. Advertising expenses for the nine month periods ended September 30, 2012 and 2011, were $375,795 and $3,152, respectively.

Concentration of Risk

The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (FDIC). Beginning December 31, 2010 through December 31, 2012 all non-interest-bearing transaction accounts were fully insured, regardless of the balance of the account, at all FDIC-insured institutions. This unlimited insurance coverage was separate from, and in addition to, the insurance coverage provided to the depositor’s other accounts held by a FDIC-insured institution, which are insured for balances up to $250,000 per depositor until December 31, 2013. At September 30, 2012 and December 31, 2011, the amounts held in the banks did not exceed the insured limit of $250,000.

During the three months ended September 30, 2012, three vendors accounted for 45%, 19% and 9% of purchases, and during the nine months ended September 30, 2012, three vendors accounted for 46%, 18% and 7% of purchases. During the three and nine months ended September 30, 2011, one vendor accounted for 68% and 68% of purchases, respectively.

During the three and nine months ended September 30, 2012, one customer accounted for 24% and 33% of sales, respectively. During the three and nine months ended September 30, 2011, one customer accounted for 59% and 39% of sales, respectively. At September 30, 2012, one customer accounted for 58% of accounts receivable. At December 31, 2011, no customers accounted for more than 10% of accounts receivable.

Income Taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates that will be in effect when these differences reverse. The Company provides a valuation allowance against net deferred tax assets if, based upon the available evidence, it is more-likely-than-not that the deferred tax assets will not be realized. When the Company establishes or reduces the valuation allowance against its deferred tax assets, its provision for income taxes will increase or decrease, respectively, in the period such determination is made. The Company’s policy is to recognize interest and penalties related to the estimated obligations for tax positions as a component of income tax expense.

The Company records liabilities related to uncertain tax positions in accordance with the guidance that clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements by prescribing a minimum recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company does not believe any such uncertain tax positions currently pending will have a material adverse effect on its financial statements, although an adverse resolution of one or more of these uncertain tax positions in any period could have a material impact on the results of operations for that period.

Income (Loss) per Share

Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. No common stock equivalents existed at September 30, 2012 and December 31, 2011 or during the three and nine month periods ended September 30, 2012 and 2011.

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income and other comprehensive income (loss). For the three and nine month periods ended September 30, 2012 and 2011, the Company had no items representing other comprehensive income or loss.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Subsequent Events

The Company evaluated material events occurring between September 30, 2012 and through the date when the consolidated financial statements were issued.

MERGER	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
NOTE 4 - MERGER

For financial accounting purposes, the Merger is accounted for as a reverse recapitalization. Reverse recapitalization accounting is attributable to a long-held position of the staff of the Securities and Exchange Commission as the acquisition of a non-operating public shell company does not qualify as a business for business combination purposes, as described in ASC Topic 805, Business Combinations. Reverse recapitalization accounting applies when a non-operating public shell company acquires a private operating company and the owners and management of the private operating company have actual or effective voting and operating control of the combined company. In the Merger transaction, Sunpeaks qualifies as a non-operating public shell company because as of the Merger date, Sunpeaks held nominal net monetary assets, consisting of cash.

A reverse recapitalization is equivalent to the issuance of stock by the private operating company for the net monetary assets of the public shell corporation accompanied by a recapitalization with accounting similar to that resulting from a reverse acquisition, except that no goodwill or other intangible assets are recorded. Under recapitalization accounting, the equity of the accounting acquirer, HDS, is presented as the equity of the combined enterprise and the capital stock account of HDS is adjusted to reflect the par value of the outstanding stock of the legal acquirer (Sunpeaks) after giving effect to the number of shares issued in the business combination. Shares retained by Sunpeaks are reflected as an issuance as of the merger date for the historical amount of the net assets of the acquired entity, which in this case is zero, on the accompanying condensed consolidated statement of stockholders’ deficit of 220,500,750 shares, which consists of Sunpeaks shares outstanding at December 31, 2011 of 370,500,750 plus 50,000,000 shares issued by Sunpeaks immediately prior and conjunction with the Merger to settle Sunpeaks’ debt outstanding prior to the Merger date, less 200,000,000 shares cancelled which were held by the former controlling owner of Sunpeaks.

Following the Merger, the financial statements of Sunpeaks give retroactive effect of the reverse recapitalization and represent the historical operations of HDS.

ACQUISITION	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
NOTE 5 - ACQUISITION

On August 1, 2011, pursuant to the Agreement, HDS acquired certain assets of GNR in exchange for assumption of debt and financial obligations of GNR (the “Acquisition”). From the date of inception of the Company and GNR until the time of the Acquisition, the President and sole owner of the Company held a 44% ownership interest in GNR, with the remaining 56% ownership interest of GNR being held by the brother of the Company’s President. Prior to the acquisition, the Company and GNR were considered entities under common control, with common ownership, as control and ownership of each entity resided with the Company’s President and an immediate family member.

Pursuant to ASC Subtopic 805-50, HDS recorded assets acquired and liabilities assumed at their carrying value, which equaled historical cost, on the date of transfer. Carrying value of assets and liabilities acquired by the Company as of the acquisition date consisted of:

Assets Acquired
Inventory	$40,550

Liabilities Assumed
Accounts payable	2,733
Due to Healthrite	7,000
Line of credit	130,488
Total Liabilities Assumed	140,221

Net Liabilities Assumed	$99,671

Pursuant to ASC Section 805-50-45, the Acquisition was accounted for as a transfer between entities under common control, whereas results of operations for the period in which the Acquisition occurred are reported as though the Acquisition had occurred at the beginning of the period. Accordingly, results of operations, presented in the accompanying combined financial statements, for the period January 1, 2011 through July 31, 2011 are comprised of combined operations of the Company and GNR, as separate entities, and beginning August 1, 2011, results of operations are comprised of the operations of the Company, including results of operations related to the assets acquired and liabilities acquired pursuant to the Agreement.

Intercompany transactions occurred on or after August 1, 2011 have been eliminated. Likewise, for the period January 1, 2011 through July 31, 2011, effects of any intra-entity transactions (between HDS and GNR) have been eliminated, resulting in operations for the period prior to Acquisition date essentially being on the same basis as operations post Acquisition date.

DEBT	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
NOTE 6 - DEBT

Lines of Credit

The Company has a $200,000 line of credit agreement with a financial institution which bears interest at US prime rate plus 1% per annum, but in no event less than 5.5% (5.5% at September 30, 2012 and December 31, 2011), is due on demand, and is secured by all assets of the Company. As of September 30, 2012 and December 31, 2011, the Company had outstanding balances on the line of credit of $200,000. The Company is currently in good standing and was in good standing at September 30, 2012 and December 31, 211. There are no outstanding debt covenants.

On May 7, 2012, the Company entered into a $500,000 line of credit agreement with a lender which bears interest at a floating per annum rate equal to the greater of (a) the prime rate as published by the Wall Street Journal plus the prime rate increment of 3.5%, or (b) the minimum prime rate of 3.25% plus the prime rate increment of 3.5%. Advances are limited to 80% of the eligible receivables balance of the Company as determined by the lender. Advances are repaid through collections on accounts receivable which are remitted directly through lockbox to the lender. The credit line is secured by all assets of the Company. As of September 30, 2012, the Company had outstanding balances on the line of credit of $57,404. The Company is currently in good standing and was in good standing at September 30, 2012. There are no outstanding debt covenants.

Convertible debt

During the three months ended March 31, 2012 and June 30, 2012, the Company issued $400,000 and $1,050,000, respectively, of convertible debentures to an investor, with various maturities from March 1, 2014 through May 16, 2014. Interest accrues at the rate of ten percent per annum and is payable at the respective maturity date in cash.

The investor is entitled to convert the accrued interest and principal of the convertible debentures into common stock of the Company at a conversion price equal to 80% of the Average Closing Price of the common stock. The Average Closing Price is set forth in the convertible debt agreements as follows: average closing price during the ten consecutive trading days immediately prior to conversion for $400,000 of convertible debt issued during the first quarter of 2012 and average closing price during the three consecutive trading days immediately prior to conversion for $1,050,000 of convertible debt issued during the second quarter of 2012. In the event the common stock of the Company trades at or above $0.30 at any time during the day for a period of ten consecutive trading days, the Company may at its option convert all or part of the convertible debt into common stock at the applicable conversion price.

Accounting for Convertible Debt

Under the initial accounting, the Company allocated the proceeds to the embedded conversion derivative liability, which exceeded the value of the convertible debt at the issuance date for $575,000 of the convertible debt issuance. For the remaining $875,000 of debt issuances, the Company allocated $617,127 of the proceeds to the embedded conversion derivative liability. The proceeds allocated to the embedded conversion derivative liability were recognized as a discount to the convertible debt. During the nine months ended September 30, 2012, the Company recorded aggregate debt discounts of $1,192,127 related to the conversion rights.

The debt discount is accreted to interest expense over the life of the convertible debentures using the effective interest method. During the three and nine months ended September 30, 2012, the Company recorded interest accretion expense of $50,367 and $171,717 respectively, which is included in interest expense on the accompanying condensed consolidated statement of operations.

FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
NOTE 7 - FAIR VALUE MEASUREMENTS

The following table presents the embedded conversion derivative liabilities, the Company’s only financial liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis and their level within the fair value hierarchy as of September 30, 2012.

	Total	Level 1	Level 2	Level 3
Embedded conversion derivative liabilities	$1,520,394	$-	$-	$1,520,394

The following table reconciles, for the nine months ended September 30, 2012, the beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements:

Balance of embedded conversion derivative liability, December 31, 2011	$-
Fair value of embedded conversion derivative liabilities at issuance	1,192,127
Loss at issuance	161,100
Loss on fair value adjustments to embedded conversion derivative liabilities	167,167
Balance of embedded conversion derivative liabilities, September 30, 2012	$1,520,394

The fair value of the conversion features are calculated at the time of issuance and the Company records a derivative liability for the calculated value using a Black-Scholes option-pricing model. Changes in the fair value of the derivative liability are recorded in other income (expense) in the consolidated statements of operations. Upon conversion of the convertible debt to stock, the Company reclassifies the related embedded conversion derivative liability to additional paid in capital.

When the fair value of the embedded conversion derivative liability exceeds the carrying value of the convertible debentures on the issuance date, the convertible debentures is recorded at a full discount and the excess amount of the embedded derivative liability over the carrying value of the convertible debenture is recognized as a loss on derivative upon issuance. The Company has considered the provisions of ASC 480, Distinguishing Liabilities from Equity, as the conversion feature embedded in each debenture could result in the stated note principal being converted to a variable number of the Company’s common shares.

The Company believes the recorded values of its other financial instruments (consisting of cash, accounts receivable, accounts payable, accrued liabilities, line of credit and due to related parties) approximate their fair values because of their nature and respective maturity dates or durations.

EQUITY	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
NOTE 8 - EQUITY

Preferred Stock

Liquidation Preference

In the event of a voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Class A Preferred Shares shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus of any nature, an amount equal to the stated par value less the aggregate amount of all prior distributions to its preferred shareholders made to holders of all classes of preferred shares, plus any accrued previously declared but unpaid dividends (the amount so determined being hereinafter referred to as the “Liquidation Preference”). No distribution shall be made to the holders of the common shares upon liquidation, dissolution, or winding up until after the full amount of the Liquidation Preference has been distributed or provided to the holders of the preferred shares.

If, upon such liquidation, dissolution or winding up the assets thus distributed among the preferred shareholders shall be insufficient to permit payment to such shareholders of the full amount of the liquidation preference, the entire assets of the Company shall be distributed ratably among the holders of all classes of preferred shares.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, when the Company has completed distribution of the full Liquidating Preference to the holders of the Class A preferred shares, the Class A Preferred shares shall be considered to have been redeemed, and thereafter, the remaining assets of the Company shall be paid in equal amounts on all outstanding shares of common stock.

Conversion Rights

At any time holders of the Class A Preferred Shares who endorse the share certificates and deliver them together with a written notice of their intent to convert to the corporation at its principal office, shall be entitled to convert such shares and receive five (5) shares of common stock for each share being converted. Such conversion is subject to the following adjustments, terms, and conditions:

1)	If the number of outstanding shares of common stock has been decreased since the initial issuance of the Class A Preferred Shares (or series having conversion rights (by reason of any split, stock dividend, merger, consolidation or other capital change or reorganization affecting the number of outstanding shares of common stock), the number of shares of common stock to be issued on conversion to the holders, or Class A Preferred Shares shall not be adjusted unless by appropriate amendment of this article. If the number of outstanding shares of common stock has been increased since the initial issuance of the Class A Preferred Shares (or series having conversion rights (by reason of any split, stock dividend, merger, consolidation or other capital change or reorganization affecting the number of outstanding shares of common Stock), the number of shares of common stock to be issued on conversion to the holders, or Class A Preferred Shares shall equitably be adjusted by appropriate amendment of this article, and other articles as applicable.

2)	Shares converted under this article shall not be reissued. The corporation shall at all times reserve and keep available a sufficient number of authorized but unissued common shares, and shall obtain and keep in effect any required permits to enable it to issue and deliver all common shares required to implement the conversion rights granted herein.

3)	No fractional shares shall be issued upon conversion, but the corporation shall pay cash for any fractional shares of common stock to which shareholders may be entitled at the fair value of such shares at the time of conversion. The board of directors shall determine such fair value.

Voting Rights

With respect to each matter submitted to a vote of stockholders of the Corporation, each holder of Class A Preferred Shares shall be entitled to cast that number of votes which is equivalent to the number of shares of Class A Preferred Shares owned by such holder times one hundred (100). The Company shall not, without the affirmative vote or written consent of the holders of at least a majority of the outstanding Class A Preferred Shares (i) authorize or create any additional class or series of stock ranking prior to or on a parity with the Class A Preferred Shares as to the dividends or the distribution of assets upon liquidation, or (ii) change any of the rights, privileges or preferences of the Class A Preferred Shares.

RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
NOTE 9 - RELATED PARTY TRANSACTIONS

As discussed in NOTE 3, the Company has a sales arrangement with Healthrite, a specialty pharmacy wholly owned by the Company’s President and Director. Pursuant to the arrangement, Healthrite would purchase pharmaceutical products directly from manufacturers and resells the products to the Company, who then sells the products to customers. The Company acts as an agent in the sales of Healthrite product to customers and recognizes revenue for the net amount retained. During the three and nine month periods ended September 30, 2012, the Company recognized net revenue from sales to Healthrite of $0 and $80,758, respectively, based on gross sales of $0 and $188,710, respectively. During the three and nine month periods ended September 30, 2011, the Company recognized net revenue from sales to Healthrite of $39,639 and $117,010, respectively, based on gross sales of $287,262 and $1,128,588, respectively.

At December 31, 2011, the Company owed HealthRite $100,647. During the nine months ended September 30, 2012, the Company repaid $17,065 of the amount owed to HealthRite and the remaining balance of $90,582 was forgiven during June 2012 and recognized as an equity contribution to the Company by the Company’s President and Director. During April 2012, the Company’s sales arrangement with Healthrite ceased.

Additionally, ICAPP, LLC, an entity controlled by Mackie Barch that was originally set up to be a holding company, loaned HDS $998, interest free. At December 31, 2011, the company owed ICAPP, LLC $998; however, the balance was forgiven during June 2012 and recognized as a equity contribution to the Company by the Company’s President and Director. The Company has never done any business with ICAPP, LLC.

At September 30, 2012 and December 31, 2011, the Company owed $148,215 and $200,100, respectively, to its President for repayment of advances. The advances are unsecured, non-interest bearing, and due on demand. The Company imputed interest expense of $7,303 and $0 on these advances owed during the nine months ended September 30, 2012 and 2011, respectively.

During December 2011, the Company received an advance from a related party of $75,000, and this amount was outstanding as of December 31, 2011 and September 30, 2012. The advance is unsecured, bears interest at 5.5% and was originally due on June 13, 2012. On July 6, 2012, the due date was extended to October 13, 2012. During the nine months ended September 30, 2012 and 2011, the Company recorded interest expense of approximately $2,465 and $0, respectively, on this advance.

INCOME TAXES	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
NOTE 10 - INCOME TAXES

No provision for federal income taxes has been recognized for the nine months ended September 30, 2012 and 2011 as the Company incurred a net operating loss for income tax purposes in each period and has no carryback potential.

Deferred tax assets and liabilities at September 30, 2012 and December 31, 2011 totaled a net deferred tax asset of approximately $815,944 and $128,049, respectively, and consisted primarily of deferred tax assets resulting from net operating loss carryforwards. We have provided a full valuation allowance due to uncertainty regarding the realizability of these tax assets. At September 30, 2012, the Company has net operating loss carryforwards totaling approximately $2.3 million for federal income tax purposes, which may be carried forward in varying amounts until the time when they begin to expire in 2029 through 2032, but may be limited in their use due to significant changes in the Company’s ownership.

At September 30, 2012 and December 31, 2011, the Company has no uncertain tax positions.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
NOTE 11 - SUBSEQUENT EVENTS

TCA Global Credit Master Fund, LP

Effective on October 11, 2012, we entered into a Senior Secured Revolving Credit Facility Agreement (the “Credit Agreement”) dated as of September 30, 2012 with TCA Global Credit Master Fund, LP,. a Cayman Islands limited partnership. Pursuant to the Agreement, TCA agreed to loan up to $5 million to us for working capital purposes. A total of $700,000 was funded by TCA in connection with the closing. The amounts borrowed pursuant to the Credit Agreement are evidenced by a Revolving Promissory Note (the “Revolving Note”), the repayment of which is secured by a Security Agreement executed by us and our wholly-owned subsidiary, Healthcare Distribution Specialists, LLC. Pursuant to the Security Agreements, the repayment of the Revolving Note is secured by a security interest in substantially all of our assets in favor of TCA. The initial Revolving Note in the amount of $700,000 is due and payable along with interest thereon on April 11, 2013, and bears interest at the rate of 12% per annum, increasing to 18% per annum upon the occurrence of an event of default.  We also agreed to pay TCA a fee of $150,000, payable in the form of 3,048,781 shares of common stock.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with GAAP for interim financial information, and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”) As permitted under those rules, certain footnotes or other information that are normally required by GAAP can be condensed or omitted.

The condensed consolidated financial statements as of and for the three and nine months ended September 30, 2012 and 2011 are unaudited. In the opinion of management, these financial statements include all adjustments, which, unless otherwise disclosed, are of a normal recurring nature, necessary for a fair presentation of the financial position, results of operations and cash flows for the periods presented. The accompanying unaudited condensed consolidated financial statements were prepared consistent with and should be read in conjunction with the financial statements of HDS for the years ended December 31, 2011 and 2010, and notes thereto included as an exhibit in our Form 8-K/A as filed with the Securities and Exchange Commission (“SEC”) on July 27, 2012.

The results for interim periods are not necessarily indicative of results for the entire year. The balance sheet at December 31, 2011 has been derived from audited financial statements; however, the notes to the financial statements do not include all of the information and notes required by GAAP for complete financial statements.

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary HDS. As discussed above, for accounting purposes the acquisition of HDS by Sunpeaks was considered a reverse acquisition of Sunpeaks by HDS and was treated as a recapitalization. Accordingly, the financial statements have been prepared to give retroactive effect of the reverse acquisition completed on February 13, 2012, and represent the operations of HDS prior to the Merger. All material intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Revenue Recognition

The Company’ revenue consists of revenue from sales of pharmaceutical products. Revenue is recognized at the time when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service has been provided, and collectability is assured.

Sales of Product: The Company earns product revenue from selling pharmaceutical products at the time of delivery, which is the time at which title to the product is transferred.

Sourcing and Distribution of Products, as an agent: In accordance with ASC Section 605-45-45, revenue is recognized from agent distribution sales for the net amount retained when all criteria for revenue recognition have been met. Determining whether an entity functions as an agent or a principal is a matter of judgment. The Company considers multiple indicators in the determination of whether it acts as an agent in sales transactions.

The Company acts as an agent for sales of products on behalf of Healthrite Pharmaceuticals (“Healthrite”), a company wholly owned and controlled by the President, sole owner and Director of the Company. Healthrite is a pharmacy and is therefore prohibited from distributing pharmaceuticals across state lines. During the nine month periods ended September 30, 2012 and 2011, the Company recognized net revenue from sales to Healthrite of $80,758 and $117,010, respectively, based on gross sales of $188,710 and $1,128,588, respectively. During April 2012, the Company’s sales arrangement with Healthrite ceased.  See NOTE 9 for additional discussion.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with a maturity of three months or less at the time of issuance to be cash equivalents. These investments are carried at cost which approximates fair value. At September 30, 2012 and December 31, 2011, there were no cash equivalents.

Accounts Receivable

The Company’s accounts receivable are composed of trade receivables from customers for sales of products. Trade receivables include accounts receivable for sales of product and sourcing and distribution of product for which the Company acts as an agent, which are based on gross sales to customers.

Accounts receivable are stated at their principal balances and are non-interest bearing and unsecured. The Company maintains an allowance for doubtful accounts for the estimated probable losses on uncollectible accounts receivable.

Uncollectible accounts receivable are written off when a settlement is reached for an amount less than the outstanding historical balance or when we determine that it is highly unlikely the balance will be collected. At September 30, 2012 and December 31, 2011, the Company’s allowance for doubtful accounts was $0.

Inventory

Inventory is comprised of Clotamin and pharmaceuticals and is recorded at lower of cost or market on a first-in, first-out (“FIFO”) method. The Company establishes inventory reserves for estimated obsolete or unmarketable inventory equal to the differences between the cost of inventory and the estimated realizable value based upon assumptions about future and market conditions. If obsolete or unmarketable inventory are identified and there are no alternate uses for the inventory, the Company will record a write-down to net realizable value in the period that the impairment is first recognized. At September 30, 2012 and December 31, 2011, the allowance for obsolete or unmarketable inventory was $0, and during the nine month periods ended September 30, 2012 and 2011, the Company recognized no inventory impairments.

Property and Equipment

Property and equipment are stated at cost at date of acquisition. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets. Upon retirement or disposal of assets, the asset and accumulated depreciation accounts are adjusted accordingly, and any gain or loss is reflected in earnings or loss of the respective period. Maintenance costs and repairs are expensed as incurred; significant renewals and betterments are capitalized.

Amortization of leasehold improvements is included in depreciation expense. The Company records operating lease expense on a straight-line basis. The Company amortizes leasehold improvements, including amounts funded by landlord incentives or allowances, for which the related deferred rent is amortized as a reduction of lease expense, over the shorter of their economic lives or the lease term.

The estimated useful life of each asset is as follows:

Estimated Useful Lives

Furniture and equipment	3-7 years
Leasehold improvements	1 year

Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset, or related groups of assets, may not be fully recoverable from estimated future cash flows. Factors that might indicate a potential impairment may include, but are not limited to, significant decreases in the market value of the long-lived asset, a significant change in the long-lived asset’s physical condition, a change in industry conditions or a reduction in cash flows associated with the use of the long-lived asset.

If these or other factors indicate the carrying amount of the asset may not be recoverable, we determine whether an impairment has occurred through analysis of undiscounted cash flow of the asset at the lowest level that has an identifiable cash flow. If an impairment has occurred, we recognize a loss for the difference between the carrying amount and the fair value of the asset. We measure the fair value of the asset using market prices or, in the absence of market prices, based on an estimate of discounted cash flows. Cash flows are generally discounted using an interest rate commensurate with a weighted average cost of capital for a similar asset. No impairments were identified as of September 30, 2012 and December 31, 2011 or during the nine month periods ended September 30, 2012 and 2011.

Debt Discount

Costs incurred with parties who are providing long-term financing, which include the fair value of an embedded derivative conversion feature are reflected as a debt discount and are amortized over the life of the related debt. The Company recorded debt discounts attributable to the embedded conversion derivative liabilities related to the convertible debt debentures issued during the nine months ended September 30, 2012.

Financial Instruments and Fair Value Measures

The Company’s financial instruments consist principally of cash, accounts receivable, accounts payable and accrued liabilities, line of credit, convertible debt and amounts due to related parties. We believe the recorded values of our financial instruments approximate their fair values because of their nature and respective maturity dates or durations.

The Company measures fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy categorizes assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement. The three levels are as follows:

Level 1 – Observable inputs such as quoted prices in active markets at the measurement date for identical, unrestricted assets or liabilities.

Level 2 – Other inputs that are observable, directly or indirectly, such as quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 – Unobservable inputs for which there is little or no market data and which we make our own assumptions about how market participants would price the assets and liabilities.

Derivative instruments are recognized as either assets or liabilities and are measured at fair value using the Black Scholes model. The changes in the fair value of derivatives are recognized in earnings.

Shipping and Handling Costs	Shipping and handling costs incurred for inventory purchases and product shipments are included in general and administrative expenses for all periods presented.
Advertising Expenses

Advertising costs are expensed as incurred and are included in general and administrative expenses for all periods presented. Advertising expenses for the nine month periods ended September 30, 2012 and 2011, were $375,795 and $3,152, respectively.

Concentration of Risk

The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (FDIC). Beginning December 31, 2010 through December 31, 2012 all non-interest-bearing transaction accounts were fully insured, regardless of the balance of the account, at all FDIC-insured institutions. This unlimited insurance coverage was separate from, and in addition to, the insurance coverage provided to the depositor’s other accounts held by a FDIC-insured institution, which are insured for balances up to $250,000 per depositor until December 31, 2013. At September 30, 2012 and December 31, 2011, the amounts held in the banks did not exceed the insured limit of $250,000.

During the three months ended September 30, 2012, three vendors accounted for 45%, 19% and 9% of purchases, and during the nine months ended September 30, 2012, three vendors accounted for 46%, 18% and 7% of purchases.  During the three and nine months ended September 30, 2011, one vendor accounted for 68% and 68% of purchases, respectively.

During the three and nine months ended September 30, 2012, one customer accounted for 24% and 33% of sales, respectively.  During the three and nine months ended September 30, 2011, one customer accounted for 59% and 39% of sales, respectively.  At September 30, 2012, one customer accounted for 58% of accounts receivable. At December 31, 2011, no customers accounted for more than 10% of accounts receivable.

Income Taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates that will be in effect when these differences reverse. The Company provides a valuation allowance against net deferred tax assets if, based upon the available evidence, it is more-likely-than-not that the deferred tax assets will not be realized. When the Company establishes or reduces the valuation allowance against its deferred tax assets, its provision for income taxes will increase or decrease, respectively, in the period such determination is made. The Company’s policy is to recognize interest and penalties related to the estimated obligations for tax positions as a component of income tax expense.

The Company records liabilities related to uncertain tax positions in accordance with the guidance that clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements by prescribing a minimum recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company does not believe any such uncertain tax positions currently pending will have a material adverse effect on its financial statements, although an adverse resolution of one or more of these uncertain tax positions in any period could have a material impact on the results of operations for that period.

Income (Loss) per Share

Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. No common stock equivalents existed at September 30, 2012 and December 31, 2011 or during the three and nine month periods ended September 30, 2012 and 2011.

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income and other comprehensive income (loss). For the three and nine month periods ended September 30, 2012 and 2011, the Company had no items representing other comprehensive income or loss.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Subsequent Events	The Company evaluated material events occurring between September 30, 2012 and through the date when the consolidated financial statements were issued.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Property and Equipment	The estimated useful life of each asset is as follows:
Estimated Useful Lives

Furniture and equipment	3-7 years
Leasehold improvements	1 year

ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Carrying value of assets and liabilities acquired

Carrying value of assets and liabilities acquired by the Company as of the acquisition date consisted of:

Assets Acquired
Inventory	$40,550

Liabilities Assumed
Accounts payable	2,733
Due to Healthrite	7,000
Line of credit	130,488
Total Liabilities Assumed	140,221

Net Liabilities Assumed	$99,671

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Financial liabilities measured and recorded at fair value
	Total	Level 1	Level 2	Level 3
Embedded conversion derivative liabilities	$1,520,394	$-	$-	$1,520,394

The following table reconciles, for the nine months ended September 30, 2012, the beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements:

Balance of embedded conversion derivative liability, December 31, 2011	$-
Fair value of embedded conversion derivative liabilities at issuance	1,192,127
Loss at issuance	161,100
Loss on fair value adjustments to embedded conversion derivative liabilities	167,167
Balance of embedded conversion derivative liabilities, September 30, 2012	$1,520,394

ORGANIZATION, DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Entity corporation incorporated date	Jun 25, 2009
Entity corporation state name	State of Nevada

LIQUIDITY (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated net loss	$ 2,231,462
Cash balance	$ 44,593	$ 38,658	$ 32,525	$ 6,812

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
Sep. 30, 2012
Furniture and Equipment [Member]
Estimated useful life of assets	3-7 years
Leasehold improvements [Member]
Estimated useful life of assets	1 year

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Net, Revenues from related party	$ 1,780,716	$ 188,692	$ 3,057,537	$ 182,920
Gross Revenues, related party		39,639	188,710	117,010
Cash equivalent	0		0		0
Allowance for doubtful accounts	0		0		0
Allowance for obsolete or unmarketable inventory	0		0		0
Advertising Expenses			375,795	3,152
Amounts held in the banks insured limit	250,000		250,000		250,000
Percentage accounts receivables by customers	58.00%		58.00%		10.00%
Vendor 1
Percentage purchase by vendor	45.00%	68.00%	46.00%	68.00%
Percentage revenue by customer	24.00%	59.00%	33.00%	39.00%
Vendor 2
Percentage purchase by vendor	19.00%		18.00%
Vendor 3
Percentage purchase by vendor	9.00%		7.00%
Healthrite [Member]
Net, Revenues from related party	0	39,639	80,758	117,010
Gross Revenues, related party	$ 0	$ 287,262	$ 188,710	$ 1,128,588

MERGER (Details Narrative)	Dec. 31, 2011
Business Combinations [Abstract]
Issuance as of the merger date shares	220,500,750
Merger shares outstanding	370,500,750
Shares Issued Conjunction With The Merger	50,000,000
Shares cancelled held by the former controlling owner	200,000,000

ACQUISITION (Details) (USD $)	Aug. 01, 2011
Assets Acquired:
Inventory.	$ 40,550
Liabilities Assumed:
Accounts payable.	2,733
Due to Healthrite	7,000
Line of credit.	130,488
Total Liabilities Assumed	140,221
Net Liabilities Assumed	$ 99,671

DEBT (Details Narrative) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Lline of credit agreement	$ 200,000		$ 200,000	$ 200,000
Line of credit interest rate	1.00%		1.00%
Line of credit interest rate description			US prime rate plus 1% per annum, but in no event less than 5.5%
Balances line of credit	57,404		57,404
Proceeds from issuance of convertible debentures		1,050,000
Debt discounts			1,192,127
Interest accretion expense	$ 50,367		$ 171,717

FAIR VALUE MEASUREMENTS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Embedded conversion derivative liabilities	$ 1,520,394
Level 1 [Member]
Embedded conversion derivative liabilities
Level 2 [Member]
Embedded conversion derivative liabilities
Level 3 [Member]
Embedded conversion derivative liabilities	$ 1,520,394

FAIR VALUE MEASUREMENTS (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value Disclosures [Abstract]
Balance of embedded conversion derivative liability, December 31, 2011
Fair value of embedded conversion derivative liabilities at issuance	1,192,127
Loss at issuance	161,100
Loss on fair value adjustments to embedded conversion derivative liabilities	167,167
Balance of embedded conversion derivative liabilities, September 30, 2012	$ 1,520,394

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Net, Revenues from related party	$ 1,780,716	$ 188,692	$ 3,057,537	$ 182,920
Gross Revenues, related party		39,639	188,710	117,010
Due to Healthrite	90,582		90,582
Remaining balance of loan	90,582		90,582
Loan from officer	148,215		148,215		200,100
Advance from a related party					75,000
Interest expense related party			2,465	0
President [Member]
Interest expense related party			7,303	0
Healthrite [Member]
Net, Revenues from related party	0	39,639	80,758	117,010
Gross Revenues, related party	0	287,262	188,710	1,128,588
Due to Healthrite					100,647
Loan repaid to healthrite			17,065
Remaining balance of loan					$ 100,647

INCOME TAXES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities	$ 815,944	$ 128,049
Net operating loss carryforwards	2,300,000
Operating loss carryforward expired date	Expire in 2029 through 2032
Uncertain tax positions	$ 0	$ 0